Related Party Transactions (Details Narrative) (10-K) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2018	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Advances from related party			$ 5,000
Data443 Risk Mitigation, Inc [Member]
Ownership percentage	100.00%
Mr. Remillard [Member]
Purchase consideration, common stock shares issuable		$ 1,600,000
Advances from related party				$ 287,000	$ 106,329
Due from related party				28,084
Mr. Remillard [Member] | Myriad Software Productions, LLC [Member]
Purchase consideration, common stock shares issuable		$ 1,200,000,000
Mr. Remillard [Member] | Myriad Software Productions, LLC [Member]
Ownership percentage		100.00%
Purchase consideration		$ 1,500,000
Purchase consideration, paid at closing		50,000
Purchase consideration, promissory note		250,000
Purchase consideration, common stock shares issuable		$ 1,200,000
Mr. Remillard [Member] | Data443 Risk Mitigation, Inc [Member]
Purchase consideration, common stock shares issuable	$ 133,333
Purchase consideration, description	One hundred thirty three thousand three hundred thirty three (133,333) shares of our common stock; and (b) on the eighteen (18) month anniversary of the closing of the Share Exchange (the "Earn Out Date"), an additional 133,333 shares of our common stock (the "Earn Out Shares") provided that Data 443 has at least an additional $1,000,000 in revenue by the Earn Out Date (not including revenue directly from acquisitions).
Jason Remillard [Member]
Advances from related party				$ 287,084
Jason Remillard [Member] | Data443 Risk Mitigation, Inc [Member]
Purchase consideration, common stock shares issuable	$ 100,000,000
Purchase consideration, description	One hundred million (100,000,000) shares of our common stock; and (b) On the eighteen (18) month anniversary of the closing of the Share Exchange (the "Earn Out Date"), an additional 100,000,000 shares of our common stock (the "Earn Out Shares") provided that Data 443 has at least an additional $1MM in revenue by the Earn Out Date (not including revenue directly from acquisitions)